Related party and employee transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Related Party Transaction [Line Items]
Advances to employees	$ 1,550,469	$ 529,055
Total consideration			$ 604,914	$ 8,720,772
Director [Member]
Related Party Transaction [Line Items]
Director's remuneration amount	$ 6,245,522	$ 6,447,214	$ 7,036,954
Key Management Personnel [Member] | Eight real estate project companies sold
Related Party Transaction [Line Items]
Number of real estate project companies sold | item			8	8
Key Management Personnel [Member] | Eight real estate project companies sold | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of ownership sold			5.59%	5.54%
Key Management Personnel [Member] | Eight real estate project companies sold | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of ownership sold			0.57%	0.50%
Key Management Personnel [Member] | One real estate project companies sold
Related Party Transaction [Line Items]
Percentage of ownership sold			6.03%
Number of real estate project companies sold			1
Total consideration			$ 1,300,135